Contributed Equity	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Contributed Equity

Note 9 Contributed Equity

		Jun 30, 2026	Dec 31, 2025		Jun 30, 2026	Dec 31, 2025
		Shares	Shares		$	$
a)	Share capital
	Ordinary shares
	Fully paid	991,561,920	840,073,798		$505,802,803	$485,478,860

b)	Ordinary share capital
	Date	Details		Note	Number of Shares	$

	Jan 1, 2026	Balance			840,073,798	$485,478,860
		Vesting of performance rights		(c)	2,444,516	-
		Conversion of convertible debentures		(d)	18,700,876	6,624,159
		Vesting of director share rights		(e)	1,008,567	-
		Placement shares		(f)	129,334,163	14,515,039
		Share issue costs			-	(815,255)
	Jun 30, 2026	Balance			991,561,920	$505,802,803

c)
Vesting of Performance Rights

During the half-year ended June 30, 2026, 2,444,516 ordinary shares were issued on the exercise of vested performance rights. None of these shares were issued to employees who are considered Key Management Personnel.

d)
Conversion of Convertible Debentures

During the half-year ended June 30, 2026, 5,000,000 convertible debentures held by Yorkville were converted into 18,700,876 ordinary shares (see Note 8 Unsecured convertible loan notes and derivative financial instruments).

e)
Vesting of Director Share Rights

During the half-year ended June 30, 2026, 1,008,567 ordinary shares were issued to Directors on the vesting of share rights.

f)
Placement Shares

On June 22, 2026, the Company completed a placement of 129,334,163 ordinary shares to institutional and sophisticated investors at A$0.16 per share, raising $14.5 million (A$20.7 million).